Summary of Significant Accounting Policies - Summary Of Assets And Liabilities Are Measured At Fair Value On A Recurring Basis (Detail) - Fair Value, Recurring [Member] - Barkbox Inc [Member] - USD ($)
$ in Thousands
	Mar. 31, 2021	Mar. 31, 2020
Liabilities, Fair Value Disclosure [Abstract]
Preferred stock warrant liabilities(1)	$ 133	$ 127
Derivative liabilities(2)	4,883	2,805
Financial and Nonfinancial Liabilities, Fair Value Disclosure	5,016	2,932
Level 3
Liabilities, Fair Value Disclosure [Abstract]
Preferred stock warrant liabilities(1)	133	127
Derivative liabilities(2)	4,883	2,805
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 5,016	$ 2,932